UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY,  November 10, 2011
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     39
Form 13F Information Table Value Total:     118,628

Goldman Capital Management Inc.
Form 13F-911


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer	                Title ofCUSIP		(x$1000)	Prn Amt	Prn	Sole	Shared	 	 Sole	Shared	None
			       	 Class
Abaxis Inc			COM	002567105	1661	72500	SH		72500			72500
Acme United Corp		COM	004816104	556	57681	SH		57681			57681
Advanced Photonix Inc-Cl A	COM	00754E107	50	50000	SH		50000			50000
American Medical Alert Corp	COM	027904101	2466	293900	SH		293900			293900
American Safety Insurance Hold	COM	G02995101	7749	421120	SH		421120			421120
Bacterin Intl Holdings Inc	COM	05644R101	800	400000	SH		400000			400000
Cadiz Inc New			COM	12753207	162	20500	SH		20500			20500
Charles & Colvard Ltd		COM	159765106	1663	739000	SH		739000			739000
Columbia Laboratories Inc	COM	197779101	10981	5631034	SH		5631034			5631034
Commtouch Software Ltd		COM	M25596202	2817	894300	SH		894300			894300
Crexendo Inc.			COM	226552107	2644	911810	SH		911810			911810
Cytori Therapeutics Inc		COM	23283K105	1566	531000	SH		531000			531000
Ditech Networks Inc		COM	25500T108	718	690000	SH		690000			690000
Dot Hill Sys Corp		COM	25848T109	9413	6234032	SH		6234032			6234032
Emrise Corp			COM	29246J101	70	100000	SH		100000			100000
Flamel Technologies SA		COM	338488109	83	20000	SH		20000			20000
Graphon Corp			COM	388707952	230	1000000	SH		1000000			1000000
Hackett Group Inc		COM	404609109	1285	344600	SH		344600			344600
Hutchinson Technology Inc	COM	448407106	98	50000	SH		50000			50000
Hughes Telematics Inc		COM	444486104	716	179000	SH		179000			179000
Icg Group Inc			COM	44928D108	4126	448000	SH		448000			448000
Imageware Systems Inc.		COM	45245S108	3079	6158121	SH		6158121			6158121
Lifetime Brands Inc		COM	53222Q103	7148	741500	SH		741500			741500
Lpath Inc			COM	548910108	387	455000	SH		455000			455000
Mattersight Corp		COM	577097108	224	55000	SH		55000			55000
Mdc Partners Inc New Cl A Subo	COM	552697104	11524	799200	SH		799200			799200
Mosys Inc			COM	619718109	7301	1994817	SH		1994817			1994817
Nova Measuring Instruments Ltd	COM	M7516K103	569	106000	SH		106000			106000
Park City Group Inc New		COM	700215304	5913	1440532	SH		1440532			1440532
Parkervision Inc		COM	701354102	449	500000	SH		500000			500000
Pfsweb Inc			COM	717098206	1015	268600	SH		268600			268600
Photomedex Inc			COM	719358103	4326	346636	SH		346636			346636
Solta Medical Inc		COM	83438K103	256	205000	SH		205000			205000
Star Scientific Inc Com		COM	85517P101	11005	4764029	SH		4764029			4764029
Trinity Biotech Plc New ADR	COM	896438306	12408	1354541	SH		1354541			1354541
Unigene Laboratories Inc	COM	904753100	557	557027	SH		557027			557027
Universal Electronics Inc	COM	913483103	1115	68000	SH		68000			68000
Westmoreland Coal Corp		COM	960878106	1498	193000	SH		193000			193000


Total							118628